INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

Tax Cuts and Jobs Act
The Tax Cuts and Jobs Act was enacted on December 22, 2017. Among other things, the new law (i) establishes a new, flat corporate federal statutory income tax rate of 21%, (ii) eliminates the corporate alternative minimum tax and allows the use of any such carryforwards to offset regular tax liability for any taxable year, (iii) limits the deduction for net interest expense incurred by U.S. corporations, (iv) allows businesses to immediately expense, for tax purposes, the cost of new investments in certain qualified depreciable assets, (v) eliminates or reduces certain deductions related to meals and entertainment expenses, (vi) modifies the limitation on excessive employee remuneration to eliminate the exception for performance-based compensation and clarifies the definition of a covered employee and (vii) limits the deductibility of deposit insurance premiums. The Tax Cuts and Jobs Act also significantly changes U.S. tax law related to foreign operations; however, such changes do not currently impact us.

As stated above, as a result of the enactment of the Tax Cuts and Jobs Act on December 22, 2017, we remeasured our deferred tax assets and liabilities based upon the newly enacted U.S. statutory federal income tax rate of 21%, which is the tax rate at which these assets and liabilities are expected to reverse in the future. Notwithstanding the foregoing, we are still analyzing certain aspects of the new law and refining our calculations, which could affect the measurement of these assets and liabilities or give rise to new deferred tax amounts. Nonetheless, we recognized a provisional tax expense related to the remeasurement of our deferred tax assets and liabilities totaling $1.7 million.
Management of the Company considers the likelihood of changes by taxing authorities in its filed income tax returns and discloses potential significant changes that management believes are more likely than not to occur upon examination by tax authorities. Management has not identified any uncertain tax positions in previously filed income tax returns that require disclosure in the accompanying consolidated financial statements. The Company is subject to U.S. federal income taxes.
The consolidated provision for income taxes were as follows as of December 31:

	2017	2016	2015
Current federal tax expense	$5,803	$6,045	$5,551
Deferred federal tax (benefit)	740	(1,330)	(1,189)
Revaluation of net deferred tax assets due to change in U.S. federal statutory income tax rate	1,695	—	—
Total	$8,238	$4,715	$4,362

The provision for federal income taxes differs from that computed by applying federal statutory rates to income before federal income tax expense, as indicated in the following analysis as of December 31:

	2017	2016	2015
Federal statutory income tax at 35%	$7,937	$5,893	$5,066
Tax exempt interest income	(1,560)	(1,428)	(818)
Revaluation of net deferred tax assets due to change in U.S. federal statutory income tax rate	1,695	—	—
Earnings of bank owned life insurance	(161)	(128)	(147)
Non deductible expenses	577	223	320
Other	(250)	155	(59)
Total	$8,238	$4,715	$4,362

Income tax expense for 2017 was impacted by the adjustment of our deferred tax assets and liabilities related to the reduction in the U.S. federal statutory income tax rate to 21% under the Tax Cuts and Jobs Act, which was enacted on December 22, 2017. As a result of the new law, which is more fully discussed above, we recognized a provisional net tax expense totaling $1.7 million, as reported in the table above.

Year-end deferred taxes are presented in the table below. As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, deferred taxes as of December 31, 2017 are based on the newly enacted U.S. statutory federal income tax rate of 21%. Deferred taxes as of December 31, 2016 are based on the previously enacted U.S. statutory federal income tax rate of 35%.

The components of the deferred tax assets (liabilities), in the accompanying consolidated balance sheets consisted of the following as of December 31:

	2017	2016
Deferred tax assets:
Allowance for loan losses	$2,758	$4,192
Deferred compensation	508	701
Unrealized loss on available for sale securities	730	1,140
Stock appreciation rights	—	197
Non accrual loans	—	90
Other real estate owned	2	18
Basis in securities	—	282
Other	556	1,479
Total deferred tax assets	4,554	8,099
Deferred tax liabilities:
Premises and equipment	(1,432)	(2,447)
Prepaid Expenses	(179)	—
Deferred loan costs, net	(230)	(388)
Intangibles	(116)	(299)
Other	(54)	(73)
Total deferred tax liabilities	(2,011)	(3,207)
Net deferred tax asset	$2,543	$4,892